TEMPLETON GROWTH FUND, INC.
300 S.E. 2ND STREET
FORT LAUDERDALE, FL 33301-1923

June 1, 2022

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Templeton Growth Fund, Inc. (CIK#0000805664)
	File No. 811-04892

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended August 31, 2021.

The amended form is being filed to amend Item C.12.a.vii of the Form N-CEN on behalf of Templeton Growth Fund, Inc.
to remove the reporting of an affiliated custodian that provided self-custody services to the Fund. There were no other changes to the Form N-CEN that was filed on November 9, 2021 (accession number 0001752724-21-
233698).

Please direct any inquiries to Jeffrey W. White at (916) 463-
4396.

Sincerely,


/s/ Jeffrey W. White

Jeffrey W. White
Assistant Treasurer